Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property and Equipment, net [Abstract]
Property and Equipment, net

5. Property and Equipment, net

Property and equipment, net, consists of the following:

	Estimated	December 31,
	Life	2013	2012

Machinery and equipment	3-5 years	$1,137,240	$790,165
Computers and peripherals	5 years	327,152	326,443
Computer software	3-5 years	78,351	78,351
Leasehold improvement	5-10 years	606,483	598,740
Tools, molds, dies and jigs	5 years	36,932	36,932
Furniture and office equipment	3-7 years	251,019	251,019
Other	5 years	23,079	23,079
		2,460,256	2,104,729
Accumulated depreciation and amortization		(884,970)	(439,538)
Property and equipment, net		$1,575,286	$1,665,191

Depreciation and amortization expense totaled $468,906 and $342,078 in 2013 and 2012, respectively.